SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Capital
The Company's share capital consisted of the following as of December 31, 2013 and 2012:

	Authorized December 31,		Issued and outstanding December 31,
	2013	2012	2013	2012

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	34,739,315	34,365,250

Summary of Stock Option Activity
The following is a summary of activities relating to the Company's stock options granted to employees among the Company's plan during the year ended December 31, 2013:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,545,200	$11.13	$7,516,949
Granted	-	$-	$-
Exercised	614,709	$11.08	$11,849,082
Forfeited	34,939	$11.00	$1,014,978
Outstanding - end of the year	895,552	$10.58	$35,005,220
Options exercisable at the end of the year	57,967	$10.42	$2,275,205
Vested and expected to vest	895,552	$10.58	$35,005,220

Schedule of Options Outstanding
The options outstanding as of December 31, 2013, have been separated into ranges of exercise price, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$ 10.42	865,552	5.22	$10.42	57,967	5.22	10.42
$ 15.26	30,000	5.85	$15.26	-	-	-
	895,552			-	-	-

Schedule of Compensation Expenses
Compensation expenses related to options granted were recorded in the consolidated statements of operations, as follows:

	Year ended December 31,	Year ended December 31,
	2013	2012

Cost of revenues	$149	$185
Research and development expenses	35	106
Selling and marketing expenses	384	469
General and administrative expenses	1,946	2,900

Total	$2,514	$3,660